UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                $  575,000      Alliant Techsystems, Inc., 6.75% due 4/01/2016                             $     559,187
Defense - 4.5%              1,875,000      Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                             2,200,781
                            1,425,000      DRS Technologies, Inc., 6.875% due 11/01/2013                                  1,382,250
                              975,000      Esterline Technologies Corp., 7.75% due 6/15/2013                                975,000
                            1,425,000      L-3 Communications Corp., 7.625% due 6/15/2012                                 1,460,625
                            1,625,000      L-3 Communications Corp., 5.875% due 1/15/2015                                 1,535,625
                            1,375,000      L-3 Communications Corp., 6.375% due 10/15/2015                                1,323,437
                            1,380,000      L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                              1,388,625
                            1,750,000      Standard Aero Holdings, Inc., 8.25% due 9/01/2014                              1,684,375
                            1,950,000      Vought Aircraft Industries, Inc., 8% due 7/15/2011                             1,755,000
                                                                                                                      -------------
                                                                                                                         14,264,905
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.3%             2,250,000      American Airlines, Inc. Class C, 7.80% due 4/01/2008                           2,250,000
                            1,150,194      Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018                1,089,842
                              101,997      Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009                  97,515
                              629,917      Continental Airlines, Inc. Series 2001-1 Class  C, 7.033% due 12/15/2012         623,925
                                                                                                                      -------------
                                                                                                                          4,061,282
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.6%           2,875,000      Autonation, Inc., 7.507% due 4/15/2013 (d)(i)                                  2,889,375
                            1,525,000      Autonation, Inc., 7% due 4/15/2014 (i)                                         1,504,031
                            2,950,000      Ford Motor Credit Co., 9.875% due 8/05/2011                                    3,082,166
                              600,000      General Motors Acceptance Corp., 7.25% due 3/02/2011                             598,630
                                                                                                                      -------------
                                                                                                                          8,074,202
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.7%         1,850,000      Allbritton Communications Co., 7.75% due 12/15/2012                            1,829,187
                            1,550,000      Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (i)                    1,519,000
                            2,000,000      CMP Susquehanna Corp., 9.875% due 5/15/2014 (i)                                1,865,000
                            2,975,000      Paxson Communications Corp., 8.757% due 1/15/2012 (d)(i)                       2,997,312
                            2,475,000      Salem Communications Corp., 7.75% due 12/15/2010                               2,465,719
                            1,575,000      Sinclair Broadcast Group, Inc., 8% due 3/15/2012                               1,594,688
                            1,400,000      Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                             1,330,000
                            1,200,000      XM Satellite Radio, Inc., 9.75% due 5/01/2014 (i)                              1,128,000
                                                                                                                      -------------
                                                                                                                         14,728,906
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.4%           750,000      Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)(k)                          3,750
                            1,800,000      CCH I LLC, 11% due 10/01/2015                                                  1,597,500
                            2,275,000      CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                              2,326,187
                               75,000      Cablevision Systems Corp. Series B, 9.62% due 4/01/2009 (d)                       79,969
                            2,525,000      Cablevision Systems Corp. Series B, 8% due 4/15/2012                           2,537,625
                            2,225,000      Charter Communications Holdings II LLC, 10.25% due 9/15/2010                   2,252,813
                            2,675,000      Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (d)                2,715,125
                            2,150,000      Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                     2,171,500
                              596,000      Loral Spacecom Corp., 14% due 11/15/2015 (g)                                     674,970
                            2,425,000      Mediacom LLC, 9.50% due 1/15/2013                                              2,491,687
                            2,193,000      PanAmSat Corp., 9% due 8/15/2014                                               2,231,378
                            2,000,000      Quebecor Media, Inc., 7.75% due 3/15/2016                                      1,980,000
                            1,900,000      Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                       2,116,125
                                                                                                                      -------------
                                                                                                                         23,178,629
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%            1,544,000      BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                       1,673,310
                            1,500,000      Huntsman International, LLC, 10.125% due 7/01/2009                             1,530,000
                              800,000      Innophos, Inc., 8.875% due 8/15/2014                                             800,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $4,200,000      Millennium America, Inc., 9.25% due 6/15/2008                              $   4,294,500
                            1,200,000      Nalco Co., 7.75% due 11/15/2011                                                1,221,000
                            1,200,000      Nalco Co., 8.875% due 11/15/2013                                               1,236,000
                              724,000      Nalco Finance Holdings, Inc., 10.065% due 1/15/2014 (a)                          552,050
                            3,000,000      Nova Chemicals Corp., 8.405% due 11/15/2013 (d)                                3,063,750
                            2,300,000      Omnova Solutions, Inc., 11.25% due 6/01/2010                                   2,438,000
                            1,600,000      Reichhold Industries, Inc., 9% due 8/15/2014 (i)                               1,568,000
                              550,000      Unifi, Inc., 11.50% due 5/15/2014 (i)                                            522,500
                                                                                                                      -------------
                                                                                                                         18,899,110
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                  1,350,000      Sealy Mattress Co., 8.25% due 6/15/2014                                        1,363,500
Durables - 0.9%             1,400,000      Simmons Bedding Co., 7.875% due 1/15/2014                                      1,351,000
                                                                                                                      -------------
                                                                                                                          2,714,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                  4,250,000      American Greetings Corp., 7.375% due 6/01/2016                                 4,276,562
Non-Durables - 6.5%         2,425,000      Chattem, Inc., 7% due 3/01/2014                                                2,315,875
                            3,025,000      Church & Dwight Co., Inc., 6% due 12/15/2012                                   2,843,500
                            3,575,000      Hines Nurseries, Inc., 10.25% due 10/01/2011                                   3,181,750
                            1,600,000      Levi Strauss & Co., 10.258% due 4/01/2012 (d)                                  1,652,000
                            2,000,000      Levi Strauss & Co., 8.875% due 4/01/2016                                       1,975,000
                            2,000,000      Quiksilver, Inc., 6.875% due 4/15/2015                                         1,865,000
                            2,200,000      Samsonite Corp., 8.875% due 6/01/2011                                          2,260,500
                                                                                                                      -------------
                                                                                                                         20,370,187
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.4%    1,000,000      American Media Operations, Inc. Series B, 10.25% due 5/01/2009                   927,500
                            2,600,000      CBD Media, Inc., 8.625% due 6/01/2011                                          2,548,000
                            1,600,000      Cadmus Communications Corp., 8.375% due 6/15/2014                              1,564,000
                            2,400,000      CanWest Media, Inc., 8% due 9/15/2012                                          2,322,000
                            1,367,000      Dex Media West LLC, 9.875% due 8/15/2013                                       1,467,816
                            1,600,000      Houghton Mifflin Co., 12.031% due 5/15/2011 (d)(i)                             1,608,000
                            2,013,000      Liberty Media Corp., 0.75% due 3/30/2023 (b)                                   2,111,134
                            3,000,000      Nielsen Finance LLC, 10% due 8/01/2014 (i)                                     3,071,250
                            3,175,000      Quebecor World Capital Corp., 8.75% due 3/15/2016 (i)                          2,984,500
                            1,400,000      RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                            1,256,500
                            1,525,000      RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                            1,502,125
                            1,800,000      Universal City Florida Holding Co. I, 10.239% due 5/01/2010 (d)                1,840,500
                                                                                                                      -------------
                                                                                                                         23,203,325
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &      1,550,000      Chaparral Energy, Inc., 8.50% due 12/01/2015                                   1,561,625
Production - 4.8%           3,000,000      Compton Petroleum Finance Corp., 7.625% due 12/01/2013                         2,925,000
                            2,000,000      Encore Acquisition Co., 6.25% due 4/15/2014                                    1,880,000
                            2,800,000      Exco Resources, Inc., 7.25% due 1/15/2011                                      2,723,000
                              325,000      Plains Exploration & Production Co., 7.125% due 6/15/2014                        333,125
                            2,575,000      Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012              2,703,750
                            2,000,000      Pogo Producing Co., 7.875% due 5/01/2013 (i)                                   2,040,000
                              975,000      Quicksilver Resources, Inc., 7.125% due 4/01/2016                                931,125
                                                                                                                      -------------
                                                                                                                         15,097,625
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.5%       1,100,000      Copano Energy LLC, 8.125% due 3/01/2016                                        1,113,750
                            1,875,000      Dresser, Inc., 9.375% due 4/15/2011                                            1,907,812
                              375,000      Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                       360,937
                            2,425,000      Ferrellgas Partners LP, 8.75% due 6/15/2012                                    2,509,875
                            2,000,000      MarkWest Energy Partners LP, 8.50% due 7/15/2016 (i)                           2,025,000
                            2,000,000      Ocean RIG ASA, 9.481% due 4/04/2011                                            1,985,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $2,350,000      SemGroup LP, 8.75% due 11/15/2015 (i)                                      $   2,391,125
                            2,000,000      Suburban Propane Partners, LP, 6.875% due 12/15/2013                           1,915,000
                                                                                                                      -------------
                                                                                                                         14,208,499
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%            1,000,000      Saxon Capital, Inc., 12% due 5/01/2014 (i)                                     1,366,613
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.4%         800,000      AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                     816,000
                            2,400,000      Constellation Brands, Inc., 8.125% due 1/15/2012                               2,490,000
                            1,225,000      Constellation Brands, Inc., 7.25% due 9/01/2016                                1,231,125
                            3,000,000      Cott Beverages USA, Inc., 8% due 12/15/2011                                    3,037,500
                            3,024,000      Del Monte Corp., 8.625% due 12/15/2012                                         3,163,860
                            1,000,000      Michael Foods, Inc., 8% due 11/15/2013                                         1,020,000
                            2,000,000      National Beef Packing Co. LLC, 10.50% due 8/01/2011                            2,085,000
                                                                                                                      -------------
                                                                                                                         13,843,485
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 10.5%              3,125,000      Boyd Gaming Corp., 8.75% due 4/15/2012                                         3,277,344
                            1,350,000      Caesars Entertainment, Inc., 7.875% due 3/15/2010                              1,407,375
                            1,050,000      Galaxy Entertainment Finance Co. Ltd., 10.42% due
                                            12/15/2010 (d)(i)                                                             1,099,875
                              550,000      Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (i)                 576,125
                            1,725,000      Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                   1,742,250
                            1,200,000      Isle of Capri Casinos, Inc., 9% due 3/15/2012                                  1,255,500
                              400,000      Isle of Capri Casinos, Inc., 7% due 3/01/2014                                    380,000
                            1,325,000      Jacobs Entertainment Co., 9.75% due 6/15/2014 (i)                              1,323,344
                            1,650,000      Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (i)           1,641,750
                            1,550,000      MGM Mirage, 8.50% due 9/15/2010                                                1,631,375
                              850,000      MGM Mirage, 6.75% due 4/01/2013 (i)                                              820,250
                              975,000      Mirage Resorts, Inc., 6.75% due 2/01/2008                                        978,656
                            2,025,000      Penn National Gaming, Inc., 6.875% due 12/01/2011                              2,014,875
                            2,575,000      Poster Financial Group, Inc., 8.75% due 12/01/2011                             2,690,875
                            2,650,000      Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009             2,772,563
                              975,000      San Pasqual Casino, 8% due 9/15/2013 (i)                                         981,094
                            1,225,000      Station Casinos, Inc., 6.50% due 2/01/2014                                     1,142,313
                            1,625,000      Station Casinos, Inc., 7.75% due 8/15/2016                                     1,675,781
                            1,400,000      Station Casinos, Inc., 6.625% due 3/15/2018                                    1,249,500
                            2,850,000      Trump Entertainment Resorts, Inc., 8.50% due 6/01/2015                         2,757,375
                            1,800,000      Wynn Las Vegas LLC, 6.625% due 12/01/2014                                      1,719,000
                                                                                                                      -------------
                                                                                                                         33,137,220
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 10.8%         1,200,000      Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                          1,191,000
                            3,825,000      DaVita, Inc., 7.25% due 3/15/2015                                              3,748,500
                            2,000,000      Elan Finance Plc, 9.405% due 11/15/2011 (d)                                    2,020,000
                            1,975,000      HCA, Inc., 5.50% due 12/01/2009                                                1,947,844
                            3,000,000      Healthsouth Corp., 11.418% due 6/15/2014 (d)(i)                                3,082,500
                            2,175,000      Mylan Laboratories, Inc., 5.75% due 8/15/2010                                  2,115,187
                            2,125,000      Mylan Laboratories, Inc., 6.375% due 8/15/2015 (i)                             2,047,969
                            1,725,000      Omnicare, Inc., 6.75% due 12/15/2013                                           1,656,000
                            1,400,000      Select Medical Corp., 7.625% due 2/01/2015                                     1,211,000
                            1,400,000      Select Medical Corp., 11.175% due 9/15/2015 (d)                                1,288,000
                            1,000,000      Tenet Healthcare Corp., 9.875% due 7/01/2014                                     975,000
                            2,625,000      Triad Hospitals, Inc., 7% due 5/15/2012                                        2,579,063
                            3,000,000      U.S. Oncology, Inc., 9% due 8/15/2012                                          3,105,000
                            1,000,000      VWR International, Inc., 8% due 4/15/2014                                        990,000
                            2,000,000      Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                         1,940,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $4,000,000      Ventas Realty, LP, 6.75% due 6/01/2010                                     $   4,075,000
                                                                                                                      -------------
                                                                                                                         33,972,063
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.0%              1,050,000      Building Materials Corp. of America, 8% due 10/15/2007                         1,044,750
                            5,850,000      Building Materials Corp. of America, 8% due 12/01/2008                         5,820,750
                            3,025,000      Forest City Enterprises, Inc., 7.625% due 6/01/2015                            3,047,687
                              699,000      Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (d)                       699,000
                            1,350,000      Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                        1,265,625
                            1,600,000      Ply Gem Industries, Inc., 9% due 2/15/2012                                     1,296,000
                              800,000      Standard-Pacific Corp., 9.25% due 4/15/2012                                      748,000
                              800,000      Technical Olympic USA, Inc., 8.25% due 4/01/2011 (i)                             748,000
                            1,000,000      Texas Industries, Inc., 7.25% due 7/15/2013                                    1,000,000
                                                                                                                      -------------
                                                                                                                         15,669,812
-----------------------------------------------------------------------------------------------------------------------------------
Information                 1,777,000      Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                           2,101,303
Technology - 4.6%           2,100,000      MagnaChip Semiconductor SA, 8.64% due 12/15/2011 (d)                           1,795,500
                              175,000      MagnaChip Semiconductor SA, 8% due 12/15/2014                                    112,000
                            2,450,000      Sungard Data Systems, Inc., 9.125% due 8/15/2013                               2,529,625
                            1,625,000      Sungard Data Systems, Inc., 9.973% due 8/15/2013 (d)                           1,698,125
                              975,000      Sungard Data Systems, Inc., 10.25% due 8/15/2015 (i)                             995,719
                              375,000      Telcordia Technologies, Inc., 10% due 3/15/2013 (i)                              299,063
                            1,325,000      UGS Capital Corp. II, 10.38% due 6/01/2011 (g)(i)                              1,334,938
                            1,400,000      UGS Corp., 10% due 6/01/2012                                                   1,505,000
                            2,250,000      Viasystems, Inc., 10.50% due 1/15/2011                                         2,182,500
                                                                                                                      -------------
                                                                                                                         14,553,773
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.9%              1,525,000      Felcor Lodging LP, 8.50% due 6/01/2011                                         1,612,687
                            2,850,000      Felcor Lodging LP, 9.57% due 6/01/2011 (d)                                     2,921,250
                            1,500,000      Host Marriott LP, 6.75% due 6/01/2016                                          1,455,000
                                                                                                                      -------------
                                                                                                                          5,988,937
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.4%        2,175,000      CPI Holdco, Inc., 11.298% due 2/01/2015 (d)(i)                                 2,240,250
                            2,000,000      Chart Industries, Inc., 9.125% due 10/15/2015 (i)                              2,080,000
                              835,000      Invensys Plc, 9.875% due 3/15/2011 (i)                                           901,800
                            2,400,000      Trimas Corp., 9.875% due 6/15/2012                                             2,274,000
                                                                                                                      -------------
                                                                                                                          7,496,050
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.0%        1,975,000      Foundation PA Coal Co., 7.25% due 8/01/2014                                    1,920,687
                            2,350,000      Indalex Holding Corp., 11.50% due 2/01/2014 (i)                                2,491,000
                            1,975,000      Novelis, Inc., 8.25% due 2/15/2015 (i)                                         1,876,250
                                                                                                                      -------------
                                                                                                                          6,287,937
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.4%            2,200,000      Graham Packing Co., Inc., 9.875% due 10/15/2014                                2,117,500
                            2,637,000      Owens-Brockway, 8.875% due 2/15/2009                                           2,709,517
                            1,000,000      Owens-Brockway, 8.25% due 5/15/2013                                            1,012,500
                            1,725,000      Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                        1,725,000
                                                                                                                      -------------
                                                                                                                          7,564,517
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.9%                2,000,000      Abitibi-Consolidated, Inc., 8.89% due 6/15/2011 (d)                            1,970,000
                            1,975,000      Boise Cascade LLC, 8.382% due 10/15/2012 (d)                                   1,984,875
                            2,825,000      Bowater, Inc., 8.39% due 3/15/2010 (d)                                         2,853,250
                            3,200,000      Domtar, Inc., 7.125% due 8/15/2015                                             2,976,000
                            1,050,000      Graphic Packaging International Corp., 8.50% due 8/15/2011                     1,065,750
                            1,825,000      Graphic Packaging International Corp., 9.50% due 8/15/2013                     1,834,125
                            1,450,000      NewPage Corp., 11.739% due 5/01/2012 (d)                                       1,566,000
                            1,000,000      NewPage Corp., 12% due 5/01/2013                                               1,032,500
                            3,400,000      Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                         3,340,500

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $2,000,000      Rock-Tenn Co., 8.20% due 8/15/2011                                         $   2,060,000
                            2,600,000      Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                               2,713,750
                              950,000      Verso Paper Holdings LLC, 9.125% due 8/01/2014 (i)                               945,250
                              675,000      Verso Paper Holdings LLC, 11.375% due 8/01/2016 (i)                              668,250
                                                                                                                      -------------
                                                                                                                         25,010,250
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.6%               2,625,000      Jean Coutu Group, Inc., 8.50% due 8/01/2014                                    2,503,594
                            1,375,000      Neiman-Marcus Group, Inc., 9% due 10/15/2015 (g)                               1,460,937
                            1,050,000      Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                              1,123,500
                                                                                                                      -------------
                                                                                                                          5,088,031
-----------------------------------------------------------------------------------------------------------------------------------
Service - 7.3%              2,000,000      Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                    2,040,000
                              600,000      Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (i)                             570,000
                            2,800,000      Avis Budget Car Rental LLC, 7.905% due 5/15/2014 (d)(i)                        2,737,000
                            3,000,000      Corrections Corp. of America, 7.50% due 5/01/2011                              3,063,750
                            1,750,000      Dycom Industries, Inc., 8.125% due 10/15/2015                                  1,767,500
                            1,150,000      MSW Energy Holdings LLC, 8.50% due 9/01/2010                                   1,184,500
                              375,000      MSW Energy Holdings II LLC, 7.375% due 9/01/2010                                 376,875
                            2,000,000      Mac-Gray Corp., 7.625% due 8/15/2015                                           2,030,000
                            3,000,000      Service Corp. International, 8% due 6/15/2017 (i)                              2,872,500
                            3,400,000      United Rentals North America, Inc., 7.75% due 11/15/2013                       3,255,500
                            3,000,000      Waste Services, Inc., 9.50% due 4/15/2014                                      3,060,000
                                                                                                                      -------------
                                                                                                                         22,957,625
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 1.1%                1,950,000      Chaparral Steel Co., 10% due 7/15/2013                                         2,154,750
                            1,200,000      Ucar Finance, Inc., 10.25% due 2/15/2012                                       1,260,000
                                                                                                                      -------------
                                                                                                                          3,414,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.1%   1,247,000      ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                             1,155,034
                              750,000      ADC Telecommunications, Inc., 5.795% due 6/15/2013 (b)(d)                        705,938
                            2,025,000      Inmarsat Finance Plc, 7.625% due 6/30/2012                                     2,075,625
                            2,900,000      LCI International, Inc., 7.25% due 6/15/2007                                   2,900,000
                            2,400,000      Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (i)                    2,496,000
                              350,000      Qwest Communications International, Inc., 7.50% due 2/15/2014                    346,938
                            1,550,000      Qwest Corp., 8.64% due 6/15/2013 (d)                                           1,668,188
                              525,000      Qwest Corp., 7.625% due 6/15/2015                                                538,781
                              850,000      Time Warner Telecom Holdings, Inc., 9.405% due 2/15/2011 (d)                     867,000
                            3,000,000      Windstream Corp., 8.125% due 8/01/2013 (i)                                     3,165,000
                                                                                                                      -------------
                                                                                                                         15,918,504
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.2%       1,400,000      OMI Corp., 7.625% due 12/01/2013                                               1,400,000
                            2,325,000      Teekay Shipping Corp., 8.875% due 7/15/2011                                    2,441,250
                                                                                                                      -------------
                                                                                                                          3,841,250
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 10.8%             4,458,000      The AES Corp., 9.375% due 9/15/2010                                            4,814,640
                            2,100,000      The AES Corp., 8.75% due 5/15/2013 (i)                                         2,254,875
                            1,327,000      Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                     1,710,171
                            3,000,000      Dynegy Holdings, Inc., 8.375% due 5/01/2016 (i)                                2,955,000
                            2,606,000      ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011                 2,697,700
                            2,600,000      Edison Mission Energy, 7.50% due 6/15/2013 (i)                                 2,600,000
                            1,775,000      El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                      1,808,281
                            2,600,000      Mirant North America LLC, 7.375% due 12/31/2013                                2,574,000
                            1,625,000      NRG Energy, Inc., 7.25% due 2/01/2014                                          1,604,687
                            1,475,000      NRG Energy, Inc., 7.375% due 2/01/2016                                         1,452,875
                              390,000      Nevada Power Co., 9% due 8/15/2013                                               425,130
                            3,000,000      Reliant Energy, Inc., 9.50% due 7/15/2013                                      3,120,000
                            1,650,000      Sierra Pacific Power Co. Series A, 8% due 6/01/2008                            1,704,971
                            1,200,000      Sierra Pacific Resources, 8.625% due 3/15/2014                                 1,289,891

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                 Face
Industry                       Amount      Corporate Bonds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $  925,000      Southern Natural Gas Co., 8.875% due 3/15/2010                             $     970,368
                            2,101,056      Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                              2,017,777
                                                                                                                      -------------
                                                                                                                         34,000,366
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                    1,650,000      Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                   1,740,750
Communications - 4.0%       1,200,000      Dobson Communications Corp., 9.757% due 10/15/2012 (d)                         1,215,000
                            2,400,000      IWO Holdings, Inc., 9.257% due 1/15/2012 (d)                                   2,478,000
                              950,000      Rogers Wireless Communications, Inc., 8.515% due
                                            12/15/2010 (d)                                                                  974,938
                              250,000      Rogers Wireless Communications, Inc., 8% due 12/15/2012                          261,250
                            3,400,000      Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                     3,332,000
                            2,000,000      Rural Cellular Corp., 8.25% due 3/15/2012                                      2,050,000
                              600,000      Rural Cellular Corp., 8.25% due 3/15/2012 (i)                                    615,000
                                                                                                                      -------------
                                                                                                                         12,666,938
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Corporate Bonds
                                           (Cost - $419,781,581) - 134.0%                                               421,579,291
-----------------------------------------------------------------------------------------------------------------------------------

                                           Floating Rate Loan Interests (l)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%         4,850,000      Century Cable Holdings LLC, Discretionary Term Loan, 10.25%
                                            due 12/31/2009                                                                4,701,469
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%            2,830,000      Wellman, Inc. Second Lien Term Loan, 12.239% due 2/10/2010                     2,766,325
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Floating Rate Loan Interests
                                           (Cost - $7,403,715) - 2.4%                                                     7,467,794
-----------------------------------------------------------------------------------------------------------------------------------

                                           Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                            3,000,000      Brazilian Government International Bond, 11% due 8/17/2040                     3,919,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Foreign Government Obligations
                                           (Cost - $3,797,518) - 1.3%                                                     3,919,500
-----------------------------------------------------------------------------------------------------------------------------------

                               Shares
                                 Held      Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.6%            77,968      Loral Space & Communications Ltd. (c)                                          2,003,778
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.5%           70,784      Medis Technologies Ltd. (c)                                                    1,417,804
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                   19      Pliant Corp.                                                                           0
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                  203,785      Western Forest Products, Inc. (c)                                                302,992
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Common Stocks (Cost - $6,156,866) - 1.2%                                 3,724,574
-----------------------------------------------------------------------------------------------------------------------------------

                                           Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 Face
                               Amount      Capital Trusts                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%         $3,750,000      Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                  3,825,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Capital Trusts (Cost - $3,704,992) - 1.2%                                3,825,000
-----------------------------------------------------------------------------------------------------------------------------------

                               Shares
                                 Held      Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%             6,047      Loral Spacecom Corp. Series A, 12% (g)                                         1,194,283
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Preferred Stocks (Cost - $1,194,090) - 0.4%                              1,194,283
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Preferred Securities (Cost - $4,899,082) - 1.6%                          5,019,283
-----------------------------------------------------------------------------------------------------------------------------------

                                           Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%             32,042      HealthSouth Corp. (expires 1/16/2014)                                             56,074
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                      700      MDP Acquisitions Plc (expires 10/01/2013)                                         14,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                          825      American Tower Corp. (expires 8/01/2008)                                         416,072
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Warrants (Cost - $53,675) - 0.1%                                           486,146
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                           Beneficial
                             Interest       Short-Term Securities                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $   89,751      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                           5.11% (f)(j)                                                               $      89,751
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost - $89,751) - 0.0%                               89,751
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $442,182,188*) - 140.6%                            442,286,339

                                           Liabilities in Excess of Other Assets - (40.6%)                             (127,723,260)
                                                                                                                      -------------
                                           Net Assets - 100.0%                                                        $ 314,563,079
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 442,855,712
                                                                  =============
      Gross unrealized appreciation                               $  10,045,160
      Gross unrealized depreciation                                 (10,614,533)
                                                                  -------------
      Net unrealized depreciation                                 $    (569,373)
                                                                  =============

(a) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f)   Represents the current yield as of August 31, 2006.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                            $ (67,367)       $ 8,144
      --------------------------------------------------------------------------

(k) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as percent of net assets.

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

o     Swaps outstanding as of August 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                                      Notional        Appreciation
                                                                       Amount        (Depreciation)
      --------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase
      Expires March 2007                                              $  800,000        $   11,341

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Group, Inc.
      Expires March 2007                                              $  800,000            15,706

      Sold credit default protection on General Motors Corp.
      and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                               $  400,000             6,423

      Sold credit default protection on General Motors Corp.
      and receive 8.00%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                               $  400,000            17,688

      Sold credit default protection on Dow Jones CDX North
      American High Yield 100 Index Series 6 and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                               $1,000,000            (1,814)

      Sold credit default protection on Dow Jones CDX North
      American High Yield 100 Index Series 6 and receive 3.45%

      Broker, UBS Warburg
      Expires June 2011                                               $2,950,000            (8,756)

      Sold credit default protection on Dow Jones CDX North
      American High Yield B Index Series 6 and receive 3.00%

      Broker, UBS Warburg
      Expires June 2011                                               $2,950,000            11,265
      --------------------------------------------------------------------------------------------
      Total                                                                             $   51,853
                                                                                        ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 19, 2006